Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Trade and other receivables [abstract]
Trade receivables	$ 2,358	$ 7,789
Provision for impairment	(22)	(609)
Trade Receivables Net	2,336	7,180
Prepayments	2,959	2,280
Other receivables	762	183
Total current trade and other receivables	$ 6,057	$ 9,650